Report Of The Directors Financial Review Risk Report - Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’ (Details) - USD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,948,360	$ 2,856,717
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	938,535	923,561
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	112,902	104,475
Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	148,326	109,066
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,432,751
Gross carrying amount | Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	2,700,821	2,632,057
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	949,609	935,008
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | – personal
Disclosure of credit risk exposure [line items]
Financial assets	447,522	414,882
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | – corporate and commercial [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	427,655	453,202
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | – non-bank financial institutions [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	74,432	66,924
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	73,588	80,964
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	41,131	49,633
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	30,801	29,614
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	1,656	1,717
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	112,917	104,544
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	10,487	257
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	1,062,526	1,039,552
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	84,075	81,221
Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(5,469)
Allowance for ECL | Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(11,917)	(12,447)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	(11,074)	(11,447)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(2,867)	(2,870)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | – corporate and commercial [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	(7,803)	(8,320)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | – non-bank financial institutions [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	(404)	(257)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(303)	(388)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(175)	(210)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	(123)	(173)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	(5)	(5)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	(15)	(69)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(4)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(11,089)	(11,516)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(303)	(392)
Banking business in Canada | Gross carrying amount | Financial investments - measured at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	56,500
Banking business in Canada | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	56,349	55,431
Banking business in Canada | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	27,071	26,637
Banking business in Canada | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	27,789	27,128
Banking business in Canada | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	1,489	1,666
Banking business in Canada | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	154	100
Banking business in Canada | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	56,503	55,531
Banking business in Canada | Allowance for ECL | Financial investments - measured at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(200)
Banking business in Canada | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(220)	(234)
Banking business in Canada | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(95)	(75)
Banking business in Canada | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	(120)	(154)
Banking business in Canada | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	(5)	(5)
Banking business in Canada | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Banking business in Canada | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(220)	(234)
Retail banking operations in France | Gross carrying amount | Financial investments - measured at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	27,300
Retail banking operations in France | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	16,984	25,121
Retail banking operations in France | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	13,920	22,691
Retail banking operations in France | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	3,012	2,379
Retail banking operations in France | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	52	51
Retail banking operations in France | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	10,333	0
Retail banking operations in France | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	27,317	25,121
Retail banking operations in France | Allowance for ECL | Financial investments - measured at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(100)
Retail banking operations in France | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(82)	(92)
Retail banking operations in France | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(79)	(88)
Retail banking operations in France | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	(3)	(4)
Retail banking operations in France | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(82)	(92)
Other | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	255	412
Other | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	140	305
Other | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	0	107
Other | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	115	0
Other | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	157
Other | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	255	569
Other | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(62)
Other | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(47)
Other | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	0	(15)
Other | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions [keep hidden]
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(4)
Other | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (66)